Revenue from Services (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Future NRG Sdn. Bhd. [Member]
Product Information [Line Items]
Concentration risk percentage	71.00%	76.00%	70.00%	71.00%